Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
December 31, 2024	$ 5,114
December 31, 2025	548
Total	$ 5,662